Statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 6,803,880	R$ 5,547,637
Financial investments	1,687,504	2,357,613
Trade accounts receivable	2,285,750	3,075,218
Inventories	7,625,084	8,486,577
Taxes recoverable	1,238,011	423,188
Income tax and social contribution	439,933	423,900
Dividends and interest on capital	3,074	890
Prepaid expenses	115,096	239,500
Derivatives	4,712	27,714
Judicial deposits	2,571,683
Other receivables	614,827	451,578
Current assets	23,389,554	21,033,815
Non-current assets
Financial investments	9,708	9,998
Trade accounts receivable	20,901	17,785
Inventories	16,325	31,394
Taxes recoverable	2,257,718	1,332,791
Income tax and social contribution	239,847	241,788
Deferred income tax and social contribution	2,662,596	1,104,158
Judicial deposits	1,508,880	169,536
Insurance claims	83,167	63,054
Derivatives	17,877	46,664
Other receivables	175,698	189,724
Investments	63,843	65,954
Property, plant and equipment	32,315,181	31,759,890
Intangible assets	2,762,088	2,740,982
Right of use of assets	2,605,654
Non-current assets	44,739,483	37,773,718
Total assets	68,129,037	58,807,533
Current liabilities
Trade payables	9,116,989	8,341,252
Borrowings	774,924	737,436
Braskem Idesa borrowings	744,408	10,504,592
Debenture	46,666	27,732
Derivatives	49,251	70,305
Payroll and related charges	623,723	645,396
Taxes payable	322,886	432,005
Income tax and social contribution	34,856	69,268
Dividends	6,502	672,395
Advances from customers	355,764	153,264
Leniency agreement	362,719	288,123
Sundry provisions	203,134	191,536
Other payables	930,638	623,007
Provision - geological event in Alagoas	1,450,476
Other financial liabilities	516,933
Lease	676,291	9,767
Current liabilities	16,216,160	22,766,078
Non-current liabilities
Trade payables	3,837	37,252
Borrowings	28,242,052	24,160,720
Braskem Idesa borrowings	9,237,318
Debenture	227,901	266,777
Derivatives	169,513	161,694
Taxes payable	129,353	85,904
Loan to non-controlling shareholders of Braskem Idesa	2,395,887	2,183,830
Deferred income tax and social contribution	273,036	381,582
Post-employment benefits	389,075	206,373
Contingencies	1,151,524	965,317
Leniency agreement	1,379,549	1,554,395
Sundry provisions	302,072	233,006
Provision - geological event in Alagoas	1,932,591
Other payables	133,858	59,145
Lease	2,000,605	90,790
Non-current liabilities	47,968,171	30,386,785
Shareholders' equity
Capital	8,043,222	8,043,222
Capital reserve	232,472	232,430
Revenue reserves	1,905,255	4,673,220
Additional paid in capital	(488,388)	(488,388)
Other comprehensive income	(4,757,539)	(5,623,020)
Treasury shares	(49,724)	(49,819)
Accumulated losses		(256,575)
Total attributable to the Company's shareholders	4,885,298	6,531,070
Non-controlling interest in subsidiaries	(940,592)	(876,400)
Shareholders' equity	3,944,706	5,654,670
Total liabilities and shareholders' equity	R$ 68,129,037	R$ 58,807,533